General and Administrative Expenses	12 Months Ended
Mar. 31, 2018
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General and Administrative Expenses
33	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the fiscal years ended March 31, 2018, 2017 and 2016 consisted of the following:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Personnel expenses	¥864,396	¥833,755	¥785,547
Depreciation and amortization	171,043	172,496	157,672
Rent and lease expenses	117,400	115,425	117,482
Building and maintenance expenses	11,167	10,657	13,966
Supplies expenses	16,902	16,694	16,628
Communication expenses	38,171	37,250	36,634
Publicity and advertising expenses	80,464	79,570	79,453
Taxes and dues	83,976	85,967	76,695
Outsourcing expenses	96,733	96,063	91,837
Premiums for deposit insurance	37,938	38,180	36,175
Office equipment expenses	54,708	49,127	47,621
Others	240,223	216,951	246,553

Total general and administrative expenses	¥1,813,121	¥1,752,135	¥1,706,263